Leases - Schedule of Consolidated Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Lease, Liability [Abstract]
Right-of-use assets	$ 554	$ 61
Lease liabilities, current	211	56
Lease liabilities, non-current	343	5
Total operating lease liabilities	$ 554	$ 61